Income Taxes - Schedule of Income Tax Provision (Benefit) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal			$ (1)	$ 0	$ 0
State			0	3	2
Foreign			1	2	1
Current income tax provision			0	5	3
Deferred:
Federal			43	24	17
State			5	0	0
Foreign			(2)	(2)	0
Deferred income tax provision (benefit)			46	22	17
Total	$ 12	$ 12	$ 46	$ 27	$ 20